Related Party Transactions - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended			38 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012
Disclosure of transactions between related parties [line items]
Management fee income			$ 4,000,000	$ 5,000,000	$ 5,000,000
Management fee expense			13,000,000	26,000,000	27,000,000
Key management personnel compensation	$ 7,000,000	$ 3,000,000	6,752,000	5,397,000	5,542,000
Royalty fees			22,000,000	113,000,000	112,000,000
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Management fee income	2,000,000	2,000,000	4,000,000	5,000,000	4,000,000
Management fee expense	3,000,000	2,000,000	3,000,000	7,000,000	7,000,000
LVS
Disclosure of transactions between related parties [line items]
Management fee income			0	0	1,000,000
Management fee expense	7,000,000	7,000,000	10,000,000	19,000,000	20,000,000
LVS | Robert Glen Goldstein [Member]
Disclosure of transactions between related parties [line items]
Management fee expense	$ 1,000,000	$ 1,000,000	$ 1,000,000	4,000,000	3,000,000
Related parties [member]
Disclosure of transactions between related parties [line items]
Average credit period, receivables			45 days
Average credit period, payables	45 days	45 days
Corporate expense [Member]
Disclosure of transactions between related parties [line items]
Royalty fees	$ 24,000,000	$ 11,000,000	$ 22,000,000	$ 110,000,000	$ 106,000,000
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member]
Disclosure of transactions between related parties [line items]
Royalty fee cap, annual increase, percent		20.00%
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty fees						$ 20,000,000
Sands Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues						1.50%
The Venetian Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues						1.50%
The Plaza Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues						1.50%
Subsequent casino gaming properties [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues			1.50%
Royalty fee cap, annual increase, percent			20.00%
Subsequent casino gaming properties [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty fees			$ 20,000,000